Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable [Abstract]
Freight fee and other handling charges	$ 3,977,765	$ 11,307,340	$ 18,171,694
Freight fee and other handling charges – related parties	74,964	221,098	474,161
Total	$ 4,052,729	$ 11,528,438	$ 18,645,855